Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	$ 6,793	$ 6,492
Accumulated Amortization	(5,244)	(4,484)
Banking intangibles [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	5,651	5,651
Accumulated Amortization	(4,432)	(3,802)
Banking intangibles [Member] | Core deposits intangible [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	5,451	5,451
Accumulated Amortization	(4,302)	(3,680)
Banking intangibles [Member] | Customer relationship intangible [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	200	200
Accumulated Amortization	(130)	(122)
Purchased software [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	1,142	841
Accumulated Amortization	(812)	(682)
Purchased software [Member] | Banking [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	978	679
Accumulated Amortization	(700)	(598)
Purchased software [Member] | Data processing [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	164	162
Accumulated Amortization	$ (112)	$ (84)